Operating Costs and Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of operating costs and expenses

	Operational costs	Selling expenses	General and administrative expenses	Other operational income (expenses), net	12.31.2025	12.31.2024	12.31.2023
Electricity costs and expenses
Electricity purchased for resale (Note 29.1)	11,110,778	—	—	—	11,110,778	8,924,895	7,716,190
Charge of the main distribution and transmission grid	2,755,534	—	—	—	2,755,534	2,865,490	2,896,710
Materials and supplies for power electricity	—	—	—	—	—	936	17,654
	13,866,312	—	—	—	13,866,312	11,791,321	10,630,554
Manageable costs and expenses
Personnel and management (Note 29.2)	595,668	—	365,120	—	960,788	1,081,797	1,878,332
Pension and healthcare plans	159,210	—	75,337	—	234,547	259,352	260,159
Materials	83,621	—	24,440	—	108,061	86,882	102,667
Third-party services (Note 29.3)	941,908	3,860	246,514	—	1,192,282	1,074,308	996,312
Credit losses, provisions and reversals (Note 29.4)	(2,276)	102,457	—	170,606	270,787	345,102	92,235
Other operational income (costs and expenses) (Note 29.6)	161,823	27,284	104,655	(369,346)	(75,584)	240,842	430,544
	1,939,954	133,601	816,066	(198,740)	2,690,881	3,088,283	3,760,249
Other
Depreciation and amortization	1,376,328	—	60,807	44,751	1,481,886	1,465,478	1,382,040
Construction cost (Note 29.5)	3,272,763	—	—	—	3,272,763	2,522,908	2,319,720
	4,649,091	—	60,807	44,751	4,754,649	3,988,386	3,701,760
	20,455,357	133,601	876,873	(153,989)	21,311,842	18,867,990	18,092,563

Schedule of electricity purchased for resale

	12.31.2025	12.31.2024	12.31.2023
Purchase of Energy in the Regulated Environment – CCEAR	4,043,221	4,009,747	3,658,852
Bilateral contracts	2,901,057	1,849,268	1,998,640
Micro and mini generators	2,446,037	1,726,602	1,125,857
Electric Energy Trade Chamber – CCEE	1,273,628	832,656	431,303
Itaipu Binacional	963,340	950,389	980,302
Program for incentive to alternative energy sources – Proinfa	424,896	337,978	370,495
Fair value in the purchase and sale of power	—	36,604	—
(-) PIS/Pasep/Cofins taxes on electricity purchased for resale	(941,401)	(818,349)	(849,259)
	11,110,778	8,924,895	7,716,190

Schedule of personnel and management

	12.31.2025	12.31.2024	12.31.2023
Personnel
Employee compensation	461,555	557,666	742,449
Social charges on payroll	155,873	186,502	220,148
Long-Term Incentive Plan - ILP (Note 27.4)	5,501	1,531	—
Meal and education allowance	82,540	97,709	109,307
Voluntary Dismissal Program (Note 17.1)	21,489	18,306	610,057
	726,958	861,714	1,681,961
Management
Management fees	34,370	27,362	17,889
Long-Term Incentive Plan - ILP (Note 27.4)	19,471	4,064	—
Social charges on payroll	11,868	8,766	4,559
Other expenses	2,143	608	261
	67,852	40,800	22,709
Provisions for performance and profit sharing of employees and administrators	165,978	179,283	173,662
	960,788	1,081,797	1,878,332

Schedule of third party services

	12.31.2025	12.31.2024	12.31.2023
Maintenance of electrical system	638,294	472,011	430,954
Consumer service / call center	130,930	104,700	100,574
Maintenance of facilities	120,519	139,924	117,981
Communication, processing and transmission of data	104,672	119,281	107,818
Consulting and audit	99,650	77,333	81,904
Meter reading and bill delivery	60,317	60,308	58,734
Other services	37,900	100,751	98,347
	1,192,282	1,074,308	996,312

Schedule of credit losses, provisions and reversals

	12.31.2025	12.31.2024	12.31.2023
Provision for legal claims	165,772	222,251	157,668
Expected credit losses (Trade accounts and Other receivables)	102,457	100,730	109,435
Tax credits estimated losses (reversal of losses)	4,834	(2,044)	2,825
Property, plant and equipment impairment (Note 15.4)	—	27,755	(174,500)
Fair value adjustment of power generation concessions agreements	(2,276)	(3,590)	(3,193)
	270,787	345,102	92,235

Schedule of construction costs

	12.31.2025	12.31.2024	12.31.2023
Materials	1,930,887	1,519,486	1,409,633
Third party services	1,132,289	785,333	689,886
Personnel	170,184	170,749	184,246
Other	39,403	47,340	35,955
	3,272,763	2,522,908	2,319,720

Schedule of other operating costs and expenses, net

	12.31.2025	12.31.2024	12.31.2023
Financial offset for the use of water resources	165,783	173,318	152,604
Net losses (gains) in the decommissioning and disposal of assets (a)	106,064	(225,683)	45,596
Leasing and rent	56,077	28,045	30,528
Corporate communication	36,635	34,546	31,254
Aneel inspection fee	32,766	19,458	18,248
Insurance	29,575	41,111	48,914
Taxes	28,979	23,358	23,463
Collection charge	27,284	33,831	43,022
Compensation	23,127	30,435	21,699
Compensation for Curtailment (Note 32.2.9)	(95,599)	—	—
Result of business combination (Note 1.2)	(141,661)	—	—
Result of asset disposal (b)	(335,595)	—	—
Other net costs and expenses (income)	(9,019)	82,423	15,216
	(75,584)	240,842	430,544
(a) The balance for 2025 mainly refers to losses from the decommissioning of Copel DIS assets. In 2024, the balance includes the gain from the sale of unusable assets from Copel GeT and FDA.
(b) The balance includes the result of asset disposals described in Notes 37.1, 37.3, and 37.4.